Transactions with Related Parties - Statements of Operations (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Voyage expenses	$ (253,843)	$ (286,534)	$ (226,111)
General and administrative expenses	(54,413)	(56,826)	(39,500)
Charter - in hire expenses	(17,656)	(21,020)	(14,565)
Income (Loss) from Equity Method Investments	60	109	120
Interchart [Member]
Related Party Transaction [Line Items]
Voyage expenses	(4,140)	(4,140)	(3,870)
Income (Loss) from Equity Method Investments	31	59	96
Management and Directors fees [Member]
Related Party Transaction [Line Items]
Consultancy fees	(569)	(543)	(535)
Directors compensation	(201)	(185)	(183)
Combine Marine Ltd. and Alma Properties [Member]
Related Party Transaction [Line Items]
Office rent	(38)	(37)	(41)
Oceanbulk Maritime and its affiliates [Member]
Related Party Transaction [Line Items]
General and administrative expenses	(176)	(179)	(252)
Augustea Technoservices Ltd. and affiliates [Member]
Related Party Transaction [Line Items]
Management fees	0	(1,250)	(6,472)
Iblea Ship Management Limited [Member]
Related Party Transaction [Line Items]
Management fees	(2,728)	(3,264)	(79)
AOM [Member]
Related Party Transaction [Line Items]
Charter - in hire expenses	0	0	(4,069)
Starocean [Member]
Related Party Transaction [Line Items]
Income (Loss) from Equity Method Investments	$ 29	$ 50	$ 24